EVENTS OCURRED AFTER THE REPORT PERIOD	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]
35	EVENTS OCURRED AFTER THE REPORT PERIOD

a)	Issuance of bonds -

In January 2019, Banco de Credito del Peru S.A., issued bonds in the Japanese market for a nominal amount of US$70.0 million, with the purpose of diversify funding sources and achieve conditions that compare favorably to issuances in other markets.

b)	Acquisition of Ultraserfinco S.A. Comisionista de Bolsa –

Credicorp Ltd., through its subsidiary Credicorp Capital Holding Colombia, reached an agreement on February 12, 2019 with the shareholders of Ultraserfinco S.A. Comisionista de Bolsa, one of the leading financial services companies in Colombia, to acquire the 100 percent stake in such entity for approximately US$43.0 million. Closing of this transaction is subject to the approval from the authorities in Colombia, at which time the transaction will be completed.